Significant Accounting Policies (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 28, 2023	Feb. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2022	Jan. 19, 2022
Significant Accounting Policies [Line Items]
Goodwill impairment			$ 7,420	$ 50,878
Impairment of property and equipment			$ 1,297	172	214
Private held amount		$ 1,010
Salary percentage			8.33%
Expenses			$ 1,024	$ 1,251	846
Tax benefit percentage			50.00%
Ordinary shares issued, Additionally (in Shares)			57,778,628	55,094,237
Ordinary shares issued, additionally, value			$ 165	$ 158
Cash	$ 290
Ordinary shares (in Shares)	45,392
Common Stock [Member]
Significant Accounting Policies [Line Items]
Purchased common shares (in Shares)		67,000
Ordinary shares issued, Additionally (in Shares)			57,778,628	55,094,237
Ordinary shares (in Shares)			34,750
Impairment of Long-Lived Assets [Member]
Significant Accounting Policies [Line Items]
Impairment of property and equipment				$ 172	$ 214
Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Debt securities			$ 28,373	$ 31,841
Minimum [Member]
Significant Accounting Policies [Line Items]
Success rate percentage			0.00%
Weighted average discount rate			4.696%
Maximum [Member]
Significant Accounting Policies [Line Items]
Success rate percentage			100.00%
Weighted average discount rate			27.90%
USARAD Holding Inc. [Member]
Significant Accounting Policies [Line Items]
Cash	$ 500
Ordinary shares (in Shares)	210,000
Zebra [Member]
Significant Accounting Policies [Line Items]
Shares issued (in Shares)							89,286
Ordinary shares issued, Additionally (in Shares)						2,648,424
Ordinary shares issued, additionally, value						$ 18,617